Related Party Transactions - Narrative (Details)	1 Months Ended				5 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 31, 2020 vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2019 USD ($)
Transactions With Other Affiliates of Geveran
Related Party Transaction [Line Items]
Shares issued as partial consideration for Flex Endeavor and Flex Enterprise (in shares) | shares				7,800,000
Purchases price			$ 180,000,000.0
Advanced payments								$ 36,000,000.0
Transactions With Other Affiliates of Geveran | Shipbuilding Contracts
Related Party Transaction [Line Items]
Related party transactions, costs	$ 145,200,000	$ 145,100,000
Frontline Management | General Management Agreements
Related Party Transaction [Line Items]
Related party transactions, costs						$ 500,000	$ 700,000
Frontline Management | Newbuilding Supervision
Related Party Transaction [Line Items]
Related party transactions, costs						0	1,500,000
Monthly fee						115,745
Frontline Management | Technical Management And Support Services
Related Party Transaction [Line Items]
Related party transactions, costs						500,000	100,000
Monthly fee						2,772
Seatankers Management Co. Ltd | General Management Agreements
Related Party Transaction [Line Items]
Related party transactions, costs						500,000	$ 600,000
Flex LNG Fleet Management AS | Technical Management And Support Services
Related Party Transaction [Line Items]
Related party transactions, costs						200,000
Annual fee						$ 359,000
Subsequent Event | Flex LNG Fleet Management AS | Technical Management And Support Services
Related Party Transaction [Line Items]
Number of vessels under construction | vessel					7
Number of vessels acquired | vessel					5
Vessel At Samsung Heavy Industries | Frontline Management | Newbuilding Supervision
Related Party Transaction [Line Items]
Number of vessels under construction | vessel						2
Vessel at Daewoo Shipubilding And Marine Engineering Co. Ltd. | Frontline Management | Newbuilding Supervision
Related Party Transaction [Line Items]
Number of vessels under construction | vessel						2
$270 Million Revolving Credit Facility | Revolving Credit Facility
Related Party Transaction [Line Items]
Line of credit cancelled				$ 270,000,000					$ 270,000,000
Forecast | Flex LNG Fleet Management AS | Technical Management And Support Services
Related Party Transaction [Line Items]
Number of vessels acquired | vessel					6